Related Party Transactions - Additional Information (Detail) - PHP (₱) ₱ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Materiality Threshold Percentage	10.00%
Director fee for each board meeting	₱ 250
Fee for each committee meeting attended	125
Total fees paid for board meetings and board committee meetings	₱ 85,000	₱ 72,000	₱ 68,000